SCHEDULE OF PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses Deposits And Other Receivables
Prepaid expenses	$ 203,766	$ 81,155
Prepayment of consulting fees		3,072,000
Prepayment for investment in Wangmao	12,886,822
Other receivables and deposits	490,045	29,030
Total prepayment, deposits and other receivable	$ 13,580,633	$ 3,182,185